2. Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Depreciation expense	$ 19,369	$ 0	$ 6,234